Cost of services, selling and administrative	12 Months Ended
Sep. 30, 2021
Analysis of income and expense [abstract]
Cost of services, selling and administrative	Costs of services, selling and administrative

	Year ended September 30
	2021	2020
	$	$
Salaries and other member costs[1]	7,317,113	7,264,839
Professional fees and other contracted labour	1,262,659	1,355,065
Hardware, software and data center related costs	830,199	800,496
Property costs	216,506	259,306
Amortization, depreciation and impairment (Note 24)	505,562	556,061
Other operating expenses	46,125	66,301
	10,178,164	10,302,068
[1]    Net of R&D and other tax credits of $167,198,000 in 2021 ($160,335,000 in 2020).